SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Summary Of Significant Accounting Policies Tables [Abstract]
Subsidiaries of the Company
The Company's consolidated subsidiaries and/or entities are as follows:

Name of consolidated subsidiary or entity	State or other jurisdiction of incorporation or organization	Date of incorporation or formation (date of acquisition, if applicable)	Attributable interest

Stevia Ventures International Ltd.	The Territory of the British Virgin Islands	April 11, 2011	100%

Stevia Asia Limited	Hong Kong SAR	March 19, 2012	100%

Stevia Technew Limited	Hong Kong SAR	April 28, 2012	70%

SC Brands Pte Ltd	Singapore	October 1, 2013	70%

Name of consolidated subsidiary or entity	State or other jurisdiction of incorporation or organization	Date of incorporation or formation (date of acquisition, if applicable)	Attributable interest

Stevia Ventures International Ltd.	The Territory of the British Virgin Islands	April 11, 2011	100%

Stevia Asia Limited	Hong Kong SAR	March 19, 2012	100%

Stevia Technew Limited	Hong Kong SAR	April 28, 2012	70%

Potentially Outstanding Dilutive Common Shares
The following table shows the potentially outstanding dilutive common shares excluded from the diluted net income (loss) per common share calculation as they were anti-dilutive:

	Potentially Outstanding Dilutive Common Shares
	For Interim PeriodEnded December 31, 2013	For Interim Period Ended December 31, 2012
Make Good Escrow Shares

Make Good Escrow Agreement shares issued and held with the escrow agent in connection with the Share Exchange Agreement consummated on June 23, 2011 pending the achievement by the Company of certain post-Closing business milestones (the "Milestones").	-	3,000,000

Sub-total Make Good Escrow Shares	-	3,000,000

Convertible Note Shares

On March 7, 2012, the Company issued a convertible note in the principal amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the next private placement price on a per share basis, provided that the Company completes a private placement with gross proceeds of at least $100,000. On August 6, 2012, the Company completed the very next private placement at $0.46875 per share with gross proceeds of at least $100,000. On March 15, 2013, the above note was cancelled and reissued with a new convertible note consisting of the prior principal amount and the entire accrued unpaid interest for the total amount of $220,438 with interest at 12% per annum convertible at $0.25 per share due on September 30, 2013. The note is currently past due with no penalty and the Company continues to accrue the interest at 10% per annum.
	881,752	426,667

On May 30, 2012, the Company issued a convertible note in the principal amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the unpaid principal and any accrued and unpaid interest thereon convertible, as of the Conversion Date, at the lower of (a) the price per share at which shares of capital stock issued in the Financing are sold in the Financing, or (b) the closing price of the Company's securities if traded on a securities exchange, or if actively traded over-the-counter, the average closing bid price for the securi1ies, in each case over the thirty (30) day period prior to the Conversion Date; provided however, that if no active trading market for the securities exists at the time of the conversion, such amount shall be the fair market value of a share of the Company's common stock as determined in good faith by Company's Board of Directors. A "Financing" means the closing of the sale of shares of capital stock of the Company in the first equity financing transaction after the date first set forth above, in which the Company receives gross proceeds of at least $100,000, excluding conversion of this Note. The note is currently past due with no penalty and the Company continues to accrue the interest at 10% per annum.
	1,739,130	426,667

On February 26, 2013, the Company issued two (2) convertible notes in the principal amount of $250,000 and $100,000, respectively, convertible at $0.25 per share, with interest at 12% per annum due on September 30, 2013. The note is currently past due with no penalty and the Company continues to accrue the interest at 12% per annum.	1,400,000	-

On July 16, 2013, the Company issued a convertible note in the principal amount of $111,111 with a 10% Original Issuance Discount ("OID") and a one-time interest charge of 12% after 90 days. The note is due one (1) year from the date of issuance with the conversion price at 65% of the lowest trade price for the 25 trade day period before the conversion date.	1,762,228	-

On August 27, 2013, the Company issued a convertible note in the principal amount of $153,500, convertible at 65% of the three lowest bids for 30 trading days before the conversion date with interest at 8% per annum, due on May 26, 2014.	2,353,573	-

On September 26, 2013, the Company issued a convertible note in the principal amount of $27,778 with a 10% Original Issuance Discount ("OID") and a one-time interest charge of 12%. The note is due one (1) year from the date of issuance with the conversion price at 65% of the lowest trade price for the 25 trade day period before the conversion date.	440,571	-

On October 15, 2013, the Company issued a convertible note in the principal amount of $58,000 with an $8,000 Original Issuance Discount ("OID") and with interest at 10% per annum, convertible at $0.20 per share, due on May 1, 2014.	290,000	-

On November 21, 2013, the Company issued a convertible note in the principal amount of $53,000, convertible at 65% of the three lowest bids for 30 trading days before the conversion date with interest at 8% per annum, due on August 25, 2014.	812,634	-

On December 9, 2013, the Company issued a convertible note in the principal amount of $55,556 with a 10% Original Issuance Discount ("OID") and 12% one time interest. The note is due one (1) year from the date of issuance with the conversion price at 65% of the lowest trade price for the 25 trade day period before the conversion date .	881,142	-

Sub-total Convertible Note Shares	10,561,070	853,334

Warrant Shares

On August 6, 2012, the Company issued (i) warrants to purchase 1,066,667 shares, in the aggregate, of the Company's common stock to investors (the "investor warrants") and (ii) warrants to purchase 85,333 shares of the Company's  common  stock to the placement agent (the "agent warrants") with an exercise price of $0.6405 per share, subject to certain adjustments pursuant to Section 3(b) Subsequent Equity Sales of the SPA, expiring five (5) years from the date of issuance. On February 26, 2013, warrantsissued subsequent to these warrantstriggered a reset of these warrants exercise price to $0.25 per share and the shares to be issued under the warrants were adjusted to 2,951,424 shares accordingly. On May 8, 2013, the Company completed a private placement at $0.20 per share with gross proceeds more than $100,000; this event triggered the reset of the conversion price of the convertible note to $0.20 per share and the shares to be issued under the warrants were adjusted to 3,689,280 shares accordingly. On May 8, 2013, investors exercised the warrants to purchase 2,732,799 shares (853,333 original shares) at $0.20 per share.
	956,481	1,152,000

On February 26, 2013, the Company issued warrants to purchase 1,000,000 and 400,000 shares respectively, or 1,400,000 shares in the aggregate, of the Company's common stock to two (2) note holders in connection with the issuance of convertible notes.	1,400,000	-

On March 15, 2013, the Company issued a warrant to purchase 881,753 shares of the Company's common stock to the note holder in connection with the issuance of the convertible note.	881,753	-

On May 6, 2013, the Company issued three (3) series of warrants: Series A warrants include (i) warrants to purchase 1,877,333 shares of the Company's common stock to the investor and (ii) warrants to purchase 150,187 shares of the Company's common stock to the placement agent (the "agent warrants") with an exercise price of $0.20 per share expiring five (5) years from the date of issuance.	2,027,520	-

Series B warrants include (i) warrants to purchase 1,066,666 shares of the Company's common stock to the investor and (ii) warrants to purchase 85,333 shares of the Company's common stock to the placement agent (the "agent warrants") with an exercise price of $0.25 per share expiring five (5) years from the date of issuance.	1,151,999	-

Series C warrants include (i) warrants to purchase 2,346,666 shares of the Company's common stock to the investor and (ii) warrants to purchase 187,733 shares of the Company's common stock to the placement agent (the "agent warrants") with an exercise price of $0.25 per share expiring five (5) years from the date of issuance. The warrants are exercisable under the condition of Series A warrants are exercised.	2,534,399	-

On October 15, 2013, the Company issued warrants to purchase 1,000,000 shares of the Company's common stock to a note holder with an exercise price of $0.25 per share in connection with the issuance of convertible note.	1,000,000	-

Sub-total Warrant Shares	9,952,152	1,152,000

Total potentially outstanding dilutive common shares	20,513,222	5,005,334

	Potentially Outstanding Dilutive Common Shares
	For Fiscal Year Ended March 31, 2013	For the Period from April 11, 2011 (inception) through March 31, 2012

Make Good Escrow Shares

Make Good Escrow Agreement shares issued and held with the escrow agent in connection with the Share Exchange Agreement consummated on June 23, 2011 pending the achievement by the Company of certain post-Closing business milestones (the "Milestones").	3,000,000	6,000,000

Sub-total Make Good Escrow Shares	3,000,000	6,000,000

Convertible Note Shares

On March 7, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the next private placement price on a per share basis, provided that the Company completes a private placement with gross proceeds of at least $100,000. On August 6, 2012, the Company completed the very next private placement at $0.46875 per share with gross proceeds of at least $100,000. On March 15, 2013, the above note was cancelled and reissued with a new convertible note consisting of the prior principal amount and all the accrued unpaid interest for a total amount of $220,438 with interest at 12% per annum due on September 30, 2013 with the conversion price is $0.25 per share.
	881,752	-

On May 30, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the next private placement price on a per share basis, provided that the Company completes a private placement with gross proceeds of at least $100,000. On August 6, 2012, the Company completed the very next private placement at $0.46875 per share with gross proceeds of at least $100,000.	426,667	-

On February 26, 2013 , the Company issued two (2) convertible notes in the amount of $250,000 and $100,000, respectively, with interest at 12% per annum due on September 30, 2013 with the conversion price at $0.25 per share	1,400,000	-

Sub-total Convertible Note Shares	2,708,419	-

Warrant Shares

On August 6, 2012, the Company issued (i) warrants to purchase 1,066,667 shares, in the aggregate, of the Company's common stock to the investors (the "investors warrants") and (ii) warrants to purchase 85,333 shares of the Company's  common  stock to the placement agent (the "agent warrants") with an exercise price of $0.6405 per share subject to certain adjustments pursuant to Section 3(b) Subsequent Equity Sales of the SPA expiring five (5) years from the date of issuance. On February 26, 2013, the new warrants issued triggered a reset of the above warrants exercise price to $0.25 per share and the shares to be issued under the warrants were adjusted accordingly.
	2,951,424	-

On February 26, 2013, the Company issued warrants to purchase 1,000,000 and 400,000 shares respectively, 1,400,000 shares in the aggregate, of the Company's common stock to two notes holders in connection with the issuance of convertible notes.	1,400,000	-

On March 15, 2013, the Company issued a warrant to purchase 881,753 shares of the Company's common stock to the note holder in connection with the issuance of the convertible note.	881,753

Sub-total Warrant Shares	5,233,177	-

Total potentially outstanding dilutive common shares	10,941,596	6,000,000